Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.73%
Belgium–0.83%
Biocartis Group N.V.(a)(b)(c)	9,090,626	$7,021,883
Materialise N.V., ADR(a)(c)	2,900,000	30,566,000
		37,587,883
Denmark–3.59%
Atlantic Sapphire ASA(c)	5,113,407	5,250,737
Bavarian Nordic A/S(c)	2,880,000	92,294,034
Genmab A/S(c)	100,000	39,117,053
Novozymes A/S, Class B	500,000	26,028,386
		162,690,210
Finland–0.76%
Rovio Entertainment OYJ(a)(b)	4,279,659	34,299,329
France–1.05%
Mersen S.A.	1,000,000	44,348,970
Technicolor Creative Studios S.A.(c)	6,211,372	1,540,459
Vantiva S.A.(c)	6,491,515	1,885,380
		47,774,809
Germany–8.12%
AIXTRON SE	4,000,000	118,543,910
Aumann AG(a)(b)	837,105	12,514,488
Basler AG(a)	1,800,000	66,633,999
Carl Zeiss Meditec AG, BR	200,000	28,692,221
Manz AG(a)	500,000	13,068,451
MorphoSys AG(c)	400,000	7,994,142
PVA TePla AG(a)(c)	2,887,082	68,508,722
Rational AG	80,000	52,418,784
		368,374,717
Ireland–0.84%
Ads-Tec Energy PLC	2,319,856	6,959,568
Flutter Entertainment PLC(c)	200,000	31,094,944
		38,054,512
Isle of Man–0.26%
Kape Technologies PLC(c)	3,804,335	11,710,024
Italy–2.98%
Amplifon S.p.A.	380,782	10,506,960
Brunello Cucinelli S.p.A.	1,500,000	124,652,307
		135,159,267
Japan–14.18%
Comture Corp.(a)	3,000,000	57,645,165
CyberAgent, Inc.	5,200,000	48,726,644
Disco Corp.	200,000	60,053,279
Jeol Ltd.	2,500,000	73,244,034
M3, Inc.	3,000,000	82,072,691
Nidec Corp.	600,000	33,199,945
Nikon Corp.	2,000,000	19,792,337
Optex Group Co. Ltd.(a)	2,000,000	32,760,702
PeptiDream, Inc.(c)	3,000,000	46,707,948
Rheon Automatic Machinery Co. Ltd.	1,000,000	8,374,328
SHIFT, Inc.(c)	550,000	101,977,978
Shares		Value
Japan–(continued)
Yaskawa Electric Corp.	2,000,000	$78,243,637
		642,798,688
Norway–3.39%
Mowi ASA	4,000,000	73,954,777
Nordic Semiconductor ASA(c)	4,999,999	79,646,992
		153,601,769
Sweden–7.05%
AddTech AB, Class B	3,000,000	47,824,884
Beijer Ref AB	4,000,000	61,733,657
Boozt AB(a)(b)(c)	3,750,000	48,973,727
Indutrade AB	4,000,000	88,873,857
Midsona AB, Class B	2,000,000	1,749,027
RaySearch Laboratories AB(a)(c)	4,000,000	29,674,362
Surgical Science Sweden AB(c)	1,000,000	14,108,834
Tobii AB(c)	3,000,000	5,993,038
Xvivo Perfusion AB(c)	1,000,000	20,557,036
		319,488,422
Switzerland–0.09%
GeNeuro S.A.(a)	2,457,241	4,068,025
United Kingdom–14.62%
ASOS PLC(c)	700,000	7,579,294
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	70,000,000	143,184,623
boohoo Group PLC(c)	30,000,000	16,393,521
Darktrace PLC(c)	7,170,000	18,683,586
FD Technologies PLC(c)	1,200,000	20,307,163
Fevertree Drinks PLC	2,000,000	26,861,557
Frontier Developments PLC(a)(c)	3,000,000	17,922,205
Future PLC	1,000,000	18,675,805
Gooch & Housego PLC(a)	2,000,000	14,189,075
IG Group Holdings PLC	3,000,000	29,509,572
IP Group PLC	20,785,545	15,683,697
IQE PLC(a)(c)	140,000,000	81,999,164
M&C Saatchi PLC(a)(c)	6,044,563	12,303,812
Ocado Group PLC(c)	1,000,000	7,990,529
Oxford Nanopore Technologies PLC(c)	27,000,000	79,284,325
Spirax-Sarco Engineering PLC	200,000	28,555,538
WANdisco PLC(a)(c)	5,000,000	77,700,273
Xaar PLC(a)(c)	6,000,000	12,641,787
Zoo Digital Group PLC(a)(c)	7,000,000	15,148,396
Zotefoams PLC(a)	4,000,000	18,315,464
		662,929,386
United States–40.97%
3D Systems Corp.(c)	5,000,000	54,300,000
Advanced Micro Devices, Inc.(c)	4,000,000	300,600,000
Align Technology, Inc.(c)	100,000	26,973,000
Applied Materials, Inc.	600,000	66,894,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	69,980,000
Cognex Corp.	1,200,000	65,688,000
Coherent Corp.(c)	1,000,000	43,400,000
Exact Sciences Corp.(c)	1,800,000	121,536,000

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
Globant S.A.(c)	200,000	$32,436,000
Halozyme Therapeutics, Inc.(c)	1,000,000	51,770,000
Impinj, Inc.(c)	400,000	51,912,000
IPG Photonics Corp.(c)	600,000	67,260,000
Ivanhoe Electric, Inc.(c)	1,000,000	13,250,000
Littelfuse, Inc.	200,000	51,338,000
Manhattan Associates, Inc.(c)	600,000	78,216,000
Nektar Therapeutics(a)(c)	35,770,000	97,294,400
Nevro Corp.(c)	1,000,000	36,720,000
ON Semiconductor Corp.(c)	1,000,000	73,450,000
PDF Solutions, Inc.(a)(c)	3,000,000	95,340,000
PTC, Inc.(c)	1,200,000	161,856,000
QUALCOMM, Inc.	500,000	66,605,000
Shake Shack, Inc., Class A(c)	1,000,000	56,880,000
Veeco Instruments, Inc.(a)(c)	3,000,000	59,580,000
Vicor Corp.(c)	500,000	34,715,000
Wolfspeed, Inc.(c)	1,000,000	77,010,000
Shares		Value
United States–(continued)
Xeris Biopharma Holdings, Inc.(c)	2,000,000	$2,480,000
		1,857,483,400
Total Common Stocks & Other Equity Interests (Cost $4,426,909,382)		4,476,020,441
Money Market Funds–1.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(a)(d)	16,548,772	16,548,772
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(a)(d)	11,816,601	11,820,146
Invesco Treasury Portfolio, Institutional Class, 4.30%(a)(d)	18,912,883	18,912,883
Total Money Market Funds (Cost $47,281,801)		47,281,801
TOTAL INVESTMENTS IN SECURITIES—99.77% (Cost $4,474,191,183)		4,523,302,242
OTHER ASSETS LESS LIABILITIES–0.23%		10,400,081
NET ASSETS–100.00%		$4,533,702,323
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,100,213	$67,911,746	$(132,463,187)	$-	$-	$16,548,772	$368,120
Invesco Liquid Assets Portfolio, Institutional Class	51,103,361	48,508,390	(87,793,173)	(11,572)	13,140	11,820,146	248,857
Invesco Treasury Portfolio, Institutional Class	92,685,957	77,613,424	(151,386,498)	-	-	18,912,883	421,891
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Other Affiliates:
Aumann AG	$11,861,710	$-	$(1,981,586)	$11,087,285	$(8,452,921)	$12,514,488	$-
Basler AG	48,931,519	-	-	17,702,480	-	66,633,999	-
Biocartis Group N.V.	7,106,383	7,330,294	(131,614)	(126,447)	(7,156,733)	7,021,883	-
Boozt AB	27,374,742	-	-	21,598,985	-	48,973,727	-
Comture Corp.	48,775,634	-	-	8,869,531	-	57,645,165	223,317
Frontier Developments PLC	45,619,685	-	-	(27,697,480)	-	17,922,205	-
GeNeuro S.A.	4,128,332	-	-	(60,307)	-	4,068,025	-
Gooch & Housego PLC	11,009,275	-	-	3,179,800	-	14,189,075	195,454
IQE PLC	67,203,506	-	-	14,795,658	-	81,999,164	-
Manz AG	13,121,717	-	-	(53,266)	-	13,068,451	-
Materialise N.V., ADR	30,711,000	-	-	(145,000)	-	30,566,000	-
Nektar Therapeutics	134,495,200	-	-	(37,200,800)	-	97,294,400	-
Optex Group Co. Ltd.	27,540,836	-	-	5,219,866	-	32,760,702	243,563
PDF Solutions, Inc.	70,740,000	-	-	24,600,000	-	95,340,000	-
PVA TePla AG	48,529,344	-	-	19,979,378	-	68,508,722	-
RaySearch Laboratories AB	20,788,083	-	-	8,886,279	-	29,674,362	-
Rovio Entertainment OYJ	26,803,800	-	(3,494,108)	13,237,287	(2,247,650)	34,299,329	-
Veeco Instruments, Inc.	54,690,000	-	-	4,890,000	-	59,580,000	-
WANdisco PLC	25,109,582	-	-	52,590,691	-	77,700,273	-
Xaar PLC	11,672,694	-	-	969,093	-	12,641,787	-
Zoo Digital Group PLC	13,245,534	-	-	1,902,862	-	15,148,396	-
Zotefoams PLC	13,509,174	-	-	4,806,290	-	18,315,464	-
Total	$987,857,281	$201,363,854	$(377,250,166)	$149,020,613	$(17,844,164)	$943,147,418	$1,701,202

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $245,994,050, which represented 5.43% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$30,566,000	$7,021,883	$—	$37,587,883
Denmark	—	162,690,210	—	162,690,210
Finland	—	34,299,329	—	34,299,329
France	—	47,774,809	—	47,774,809
Germany	—	368,374,717	—	368,374,717
Ireland	6,959,568	31,094,944	—	38,054,512
Isle of Man	—	11,710,024	—	11,710,024
Italy	—	135,159,267	—	135,159,267
Japan	—	642,798,688	—	642,798,688
Norway	—	153,601,769	—	153,601,769
Sweden	—	319,488,422	—	319,488,422
Switzerland	—	4,068,025	—	4,068,025
United Kingdom	—	662,929,386	—	662,929,386
United States	1,857,483,400	—	—	1,857,483,400
Money Market Funds	47,281,801	—	—	47,281,801
Total Investments	$1,942,290,769	$2,581,011,473	$—	$4,523,302,242
Invesco Global Opportunities Fund